Note 10 - Intangible Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
10.	Intangible assets

December 31, 2021	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$436,034	$133,566	$302,468
Franchise rights	47,536	33,320	14,216
Trademarks and trade names	29,729	18,126	11,603
Management contracts and other	108,359	54,539	53,820
	$621,658	$239,551	$382,107

	Gross
December 31, 2020	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$403,976	$103,884	$300,092
Franchise rights	49,925	29,930	19,995
Trademarks and trade names	29,765	20,051	9,714
Management contracts and other	94,514	45,553	48,961
	$578,180	$199,418	$378,762

During the year ended December 31, 2021, the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$30,630	10.0
Management Contracts and other	12,063	9.3
	$42,693	9.8

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five years ending December 31:

2022	$44,264
2023	42,824
2024	41,414
2025	40,572
2026	40,374